Turnover and segment information - Depreciation and amortisation by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 2,294	£ 2,147	£ 2,122
Segment depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	1,465	1,296	1,293
Segment depreciation and amortisation | Commercial Operations
Disclosure of operating segments [line items]
Total depreciation and amortisation	893	829	915
Segment depreciation and amortisation | Research and development
Disclosure of operating segments [line items]
Total depreciation and amortisation	572	467	378
Corporate and other unallocated depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	110	112	68
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation
Disclosure of operating segments [line items]
Total depreciation and amortisation	£ 719	£ 739	£ 761